Accrued Issuable Equity (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Issuable Equity [Abstract]
Schedule of accrued issuable equity activity
Balance at January 1, 2021	$43,095
Reclassification to equity	(43,095)
Balance at December 31, 2021	$-